SEC COVER LETTER

Teachers Insurance and Annuity Association of America	F. Scott Thomas
College Retirement Equities Fund	Senior Counsel
8500 Andrew Carnegie Blvd	(704) 988-3687 Tel
Charlotte, NC 28075	(704) 988-0102 Fax
sthomas@tiaa-cref.org

January 22, 2010

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	TIAA-CREF Funds Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (File Nos. 333-76651 and 811-09301)

Dear Sirs:

          On behalf of the TIAA-CREF Funds (the “Funds”), we are attaching for filing Post Effective Amendment No. 33 to the above-captioned registration statement on Form N-1A (“Amendment No. 33”), including exhibits. The filing has been marked to show changes from Post-Effective Amendment No. 32, which was filed on November 13, 2009.

          Amendment No. 33 is being filed pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 (“1933 Act”), and it is proposed to become effective on February 1, 2010. Pursuant to paragraph (b)(4) of Rule 485 under the 1933 Act, the undersigned represents that Amendment No. 33 does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485. The main purpose of Amendment No. 33 is to update the Funds’ disclosure, including financial and performance information.

          If you have any questions regarding this filing, please do not hesitate to call me at (704) 988-3687.

Sincerely,

/s/ F. Scott Thomas

F. Scott Thomas

Enclosures
Cc: Stewart P. Greene